Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments
RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS

	SA Rand
Figures in million	2020	2019	2018

Reconciliation of production profit to consolidated profit/(loss) before taxation

Revenue per segment report	28 307	26 146	20 358
Revenue per income statement	29 245	26 912	20 452
Other metal sales treated as by-product credits in the segment report	(938)	(766)	(93)
Other adjustments	—	—	(1)

Production costs per segment report	(21 110)	(19 558)	(15 002)
Production costs per income statement	(22 048)	(20 324)	(15 084)
Other metal sales treated as by-product credits in the segment report	938	766	93
Other adjustments	—	—	(11)

Production profit per segment report	7 197	6 588	5 356
Revenue not included in segments	—	—	1
Production costs adjustments not included in segments	—	—	11
Cost of sales items other than production costs	(3 860)	(8 545)	(8 512)

Amortisation and depreciation of mining assets	(3 409)	(3 961)	(2 468)
Amortisation and depreciation of assets other than mining assets	(99)	(93)	(102)
Rehabilitation expenditure	(47)	(33)	(67)
Care and maintenance cost of restructured shafts	(146)	(134)	(128)
Employment termination and restructuring costs	(40)	(242)	(208)
Share-based payments	(130)	(155)	(244)
Impairment of assets	—	(3 898)	(5 336)
Other	11	(29)	41

Gross profit/(loss)	3 337	(1 957)	(3 144)
Corporate, administration and other expenditure	(611)	(731)	(813)
Exploration expenditure	(205)	(148)	(135)
Gains/(losses) on derivatives	(1 678)	484	99
Other operating expenses	(1 201)	(186)	(667)

Operating loss	(358)	(2 538)	(4 660)
Share on profit from associate	94	59	38
Acquisition-related costs	(45)	—	(98)
Investment income	375	308	343
Finance costs	(661)	(575)	(330)

Loss before taxation	(595)	(2 746)	(4 707)

40	RECONCILIATION OF SEGMENT INFORMATION TO CONSOLIDATED INCOME STATEMENTS AND BALANCE SHEETS continued

	SA Rand
Figures in million	2020	2019	2018

Reconciliation of total segment assets to consolidated assets includes the following:

Non-current assets

Property, plant and equipment	7 116	6 604	6 903
Intangible assets	536	533	545
Restricted cash	107	92	77
Restricted investments	3 535	3 301	3 271
Investments in associates	146	110	84
Inventories	47	43	46
Deferred tax assets	531	1	—
Other non-current assets	388	333	264
Derivative financial assets	50	197	84

Current assets

Inventories	2 421	1 967	1 759
Restricted cash	62	44	38
Trade and other receivables	1 308	1 064	1 139
Derivative financial assets	18	309	539
Cash and cash equivalents	6 357	993	706

	22 622	15 591	15 455